Shareholder Fees {- Fidelity® Series Investment Grade Bond Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Series Investment Grade Bond Fund Series PRO-06 | Fidelity® Series Investment Grade Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none